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FOUNDED 1866

May 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Small Cap Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc.
Securities Act File No. 333-15265
Investment Company Act File No. 811-7899

Ladies and Gentlemen:

On behalf of BlackRock Index Funds, Inc., attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectuses of the Fund, dated April 30, 2014, as filed pursuant to Rule 497(c) under the Securities Act of 1933, on May 5, 2014 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.
BlackRock Advisors, LLC

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